UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-08071

Lazard Retirement Series, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 632-6000

Date of fiscal year end:              12/31

Date of reporting period:           9/30/2007

FORM N-Q

Item 1.	Schedule of Investments.

Lazard Retirement Series, Inc.
Portfolios of Investments
September 30, 2007 (unaudited)
Description	Shares	Value
Lazard Retirement U.S. Strategic Equity Portfolio
Common Stocks—98.6%
Alcohol & Tobacco—2.2%
Altria Group, Inc.	1,060	$73,702

Constellation Brands, Inc., Class A (a)	2,340	56,651
		130,353
Banking—6.2%
Bank of America Corp.	2,662	133,819
Bank of New York Mellon Corp.	4,239	187,109
Huntington Bancshares, Inc.	2,300	39,054
		359,982
Building & Construction—2.6%
Centex Corp.	1,200	31,884
D.R. Horton, Inc.	2,600	33,306
Masco Corp.	2,120	49,120
USG Corp. (a)	1,020	38,301
		152,611
Cable Television—1.9%
Comcast Corp., Class A (a)	4,540	108,778
Chemicals—2.5%
Du Pont (E.I.) de Nemours & Co.	1,355	67,154
The Dow Chemical Co.	1,820	78,369
		145,523
Commercial Services—2.2%
Idearc, Inc.	2,000	62,940
R.H. Donnelley Corp. (a)	1,132	63,415
		126,355
Computer Software—7.2%
Microsoft Corp.	9,245	272,358
Oracle Corp. (a)	3,475	75,234
Yahoo!, Inc. (a)	2,690	72,199
		419,791
Consumer Products—0.9%
The Stanley Works	980	55,007
Drugs—5.3%
Barr Pharmaceuticals, Inc. (a)	1,370	77,966
Pfizer, Inc.	3,625	88,559
Sepracor, Inc. (a)	1,080	29,700
Wyeth	2,540	113,157
		309,382
Energy Integrated—7.5%
Arch Coal, Inc.	1,930	65,118
Chevron Corp.	1,020	95,452
ConocoPhillips	1,345	118,051
Hess Corp.	1,340	89,150
Massey Energy Co.	3,200	69,824
		437,595
Energy Services—1.2%
BJ Services Co.	2,585	68,632
Financial Services—5.0%
Capital One Financial Corp.	930	61,780
Citigroup, Inc.	1,615	75,372
JPMorgan Chase & Co.	2,114	96,863
The Bear Stearns Cos., Inc.	475	58,335
		292,350
Food & Beverages—4.5%
Coca-Cola Enterprises, Inc.	4,980	120,616
Kraft Foods, Inc., Class A	2,181	75,266
Smithfield Foods, Inc. (a)	2,050	64,575
		260,457
Forest & Paper Products—4.4%
Ball Corp.	1,240	66,650
Kimberly-Clark Corp.	1,816	127,592
Louisiana-Pacific Corp.	3,620	61,432
		255,674
Insurance—6.0%
American International Group, Inc.	1,750	118,387
Marsh & McLennan Cos., Inc.	3,890	99,195
PartnerRe, Ltd.	713	56,320
The Allstate Corp.	1,300	74,347
		348,249
Leisure & Entertainment—3.2%
News Corp., Class A	3,625	79,714
Time Warner, Inc.	5,920	108,691
		188,405
Manufacturing—5.4%
Honeywell International, Inc.	905	53,820
Pitney Bowes, Inc.	2,050	93,111
Textron, Inc.	1,705	106,068
United Technologies Corp.	750	60,360
		313,359
Medical Products—4.5%
Boston Scientific Corp. (a)	4,860	67,797
Johnson & Johnson	3,015	198,086
		265,883
Metals & Mining—1.5%
Newmont Mining Corp.	1,920	85,882
Real Estate—1.8%
CBL & Associates Properties, Inc.	1,710	59,936
Public Storage	600	47,190
		107,126
Retail—7.1%
CVS Caremark Corp.	2,820	111,757
Foot Locker, Inc.	4,010	61,473
J.C. Penney Co., Inc.	985	62,420
Liz Claiborne, Inc.	3,225	110,714

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2007 (unaudited)
Description	Shares	Value
Lazard Retirement U.S. Strategic Equity Portfolio (concluded)
Wal-Mart Stores, Inc.	1,500	$65,475
		411,839
Semiconductors & Components—4.1%
Flextronics International, Ltd. (a)	7,440	83,179
Intel Corp.	6,150	159,039
		242,218
Technology—2.3%
International Business Machines Corp.	1,120	131,936
Technology Hardware—5.1%
Cisco Systems, Inc. (a)	1,710	56,618
Dell, Inc. (a)	2,350	64,860
Motorola, Inc.	5,010	92,835
Sun Microsystems, Inc. (a)	15,390	86,338
		300,651
Telecommunications—4.0%
Sprint Nextel Corp.	7,079	134,501
Verizon Communications, Inc.	2,200	97,416
		231,917
Total Common Stocks
(Identified cost $5,627,681)		5,749,955
	Principal
	Amount
	(000)
Repurchase Agreement—2.3%
State Street Bank and Trust Co.,
3.45%, 10/01/07
(Dated 09/28/07, collateralized by
$130,000 United States Treasury
Note, 4.875%, 06/30/12, with a
value of $134,875)
Proceeds of $131,038
(Identified cost $131,000)	$ 131	131,000
Total Investments—100.9%
(Identified cost $5,758,681) (b)		$5,880,955
Liabilities in Excess of Cash and
Other Assets—(0.9)%		(50,117)

Net Assets—100.0%		$5,830,838

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2007 (unaudited)
Description	Shares	Value
Lazard Retirement Small Cap Portfolio
Common Stocks—98.8%
Banking—7.4%
Bank of the Ozarks, Inc.	13,800	$421,314
BankUnited Financial Corp., Class A	33,200	515,928
First Community Bancorp	24,800	1,356,808
Prosperity Bancshares, Inc.	38,400	1,273,344
Texas Capital Bancshares, Inc. (a)	33,900	736,986
Wintrust Financial Corp.	21,700	926,373
		5,230,753

Building & Construction—4.4%
Beacon Roofing Supply, Inc. (a)	45,900	469,098
Builders FirstSource, Inc. (a)	5,200	56,056
Building Materials Holding Corp.	33,300	352,314
Dycom Industries, Inc. (a)	35,400	1,084,302
EMCOR Group, Inc. (a)	11,300	354,368
Watsco, Inc.	16,600	770,738
		3,086,876

Chemicals—3.1%
Headwaters, Inc. (a)	32,900	489,552
Hercules, Inc.	33,800	710,476
Polypore International, Inc.	68,500	963,110
		2,163,138

Commercial Services—10.2%
A. M. Castle & Co.	20,600	671,560
Consolidated Graphics, Inc. (a)	12,100	759,759
Euronet Worldwide, Inc. (a)	27,100	806,767
First Advantage Corp., Class A (a)	25,500	450,585
G & K Services, Inc.	21,600	868,320
infoUSA, Inc.	40,100	372,529
Labor Ready, Inc. (a)	17,500	323,925
Navigant Consulting, Inc. (a)	48,400	612,744
ValueClick, Inc. (a)	17,900	402,034
Waste Connections, Inc. (a)	24,100	765,416
Wright Express Corp. (a)	31,500	1,149,435
		7,183,074

Computer Software—3.2%
Secure Computing Corp. (a)	105,000	1,021,650
United Online, Inc.	64,800	972,648
Visual Sciences, Inc. (a)	19,500	281,580
		2,275,878

Consumer Products—3.8%
Central Garden & Pet Co., Class A (a)	47,600	427,448
Ethan Allen Interiors, Inc.	23,900	781,291
Matthews International Corp., Class A	19,400	849,720
Polaris Industries, Inc.	11,300	492,906
Sealy Corp.	11,500	161,460
		2,712,825

Energy Exploration &
Production—2.4%
Goodrich Petroleum Corp. (a)	13,800	437,460
TXCO Resources, Inc. (a)	77,562	694,956
Venoco, Inc.	34,000	583,100
		1,715,516

Energy Integrated—0.9%
Foundation Coal Holdings, Inc.	16,400	642,880

Energy Services—2.5%
CARBO Ceramics, Inc.	11,200	568,176
Complete Production Services, Inc. (a)	32,200	659,456
W-H Energy Services, Inc. (a)	7,000	516,250
		1,743,882

Financial Services—5.1%
Duff & Phelps Corp., Class A	12,900	236,715
HFF, Inc., Class A	71,800	852,266
National Financial Partners Corp.	8,100	429,138
Penson Worldwide, Inc. (a)	20,200	373,296
Thomas Weisel Partners Group, Inc. (a)	52,000	754,520
Waddell & Reed Financial, Inc.	36,600	989,298
		3,635,233

Health Services—2.4%
Five Star Quality Care, Inc. (a)	77,500	637,050
Magellan Health Services, Inc. (a)	11,900	482,902
Skilled Healthcare Group, Inc., Class A	36,200	570,150
		1,690,102

Insurance—1.3%
Max Capital Group, Ltd.	31,800	891,672

Leisure & Entertainment—3.6%
Bally Technologies, Inc. (a)	25,400	899,922
Entravision Communications Corp., Class A (a)	52,900	487,738
Red Robin Gourmet Burgers, Inc. (a)	9,900	424,710
TravelCenters of America LLC (a)	21,800	710,680
		2,523,050

Manufacturing—7.2%
Altra Holdings, Inc.	62,300	1,038,541
Applied Signal Technology, Inc.	3,800	51,376
Insteel Industries, Inc.	48,000	736,800
Kaman Corp.	11,000	380,160
Kennametal, Inc.	6,300	529,074
Knoll, Inc.	31,100	551,714
Regal-Beloit Corp.	12,400	593,836
RTI International Metals, Inc. (a)	7,500	594,450

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2007 (unaudited)
Description	Shares	Value
Lazard Retirement Small Cap Portfolio (concluded)
TriMas Corp.	48,300	$640,941
		5,116,892

Medical Products—4.2%
American Medical Systems
Holdings, Inc. (a)	54,200	918,690
Pharmanet Development Group, Inc. (a)	27,100	786,713
PSS World Medical, Inc. (a)	20,800	397,904
Symmetry Medical, Inc. (a)	50,200	838,340
		2,941,647

Metals & Mining—2.7%
Quanex Corp.	22,200	1,042,956
Schnitzer Steel Industries, Inc.,
Class A	11,500	842,835
		1,885,791

Real Estate—4.3%
Corporate Office Properties Trust	22,000	915,860
Cousins Properties, Inc.	23,000	675,280
Digital Realty Trust, Inc.	13,700	539,643
MFA Mortgage Investments, Inc.	117,600	946,680
		3,077,463

Retail—4.9%
Aeropostale, Inc. (a)	22,500	428,850
Brown Shoe Co., Inc.	31,100	603,340
Carter's, Inc. (a)	37,400	746,130
Guitar Center, Inc. (a)	11,479	680,705
Pacific Sunwear of California, Inc. (a)	41,400	612,720
Stein Mart, Inc.	52,900	402,569
		3,474,314

Semiconductors & Components—12.3%
Benchmark Electronics, Inc. (a)	42,850	1,022,829
Coherent, Inc. (a)	35,900	1,151,672
CPI International, Inc. (a)	32,000	608,320
FARO Technologies, Inc. (a)	14,700	649,005
Integrated Device Technology, Inc. (a)	65,800	1,018,584
Microsemi Corp. (a)	27,600	769,488
ON Semiconductor Corp. (a)	48,500	609,160
Plexus Corp. (a)	49,400	1,353,560
Semtech Corp. (a)	37,400	765,952
TTM Technologies, Inc. (a)	67,100	776,347
		8,724,917

Services—2.0%
Bright Horizons Family Solutions, Inc. (a)	17,500	749,700
Perot Systems Corp., Class A (a)	37,700	637,507
		1,387,207

Technology—1.0%
SRA International, Inc., Class A (a)	24,100	676,728

Technology Hardware—5.8%
Brightpoint, Inc. (a)	93,000	1,395,930
FEI Co. (a)	31,600	993,188
Houston Wire & Cable Co.	37,200	673,692
Mattson Technology, Inc. (a)	48,600	420,390
Powerwave Technologies, Inc. (a)	104,900	646,184
		4,129,384

Telecommunications—3.1%
NTELOS Holdings Corp.	20,600	606,876
PAETEC Holding Corp. (a)	78,500	978,895
USA Mobility, Inc. (a)	38,000	641,060
		2,226,831

Transportation—1.0%
AirTran Holdings, Inc. (a)	75,500	742,920

Total Common Stocks
(Identified cost $68,519,032)		69,878,973
	Principal
	Amount
	(000)
Repurchase Agreement—2.0%
State Street Bank and Trust Co.,
3.45%, 10/01/07
(Dated 09/28/07, collateralized by
$1,425,000 United States Treasury
Note, 4.875%, 06/30/12, with a
value of $1,478,438)
Proceeds of $1,445,415
(Identified cost $1,445,000)	$ 1,445	1,445,000

Total Investments—100.8%
(Identified cost $69,964,032) (b)		$71,323,973
Liabilities in Excess of Cash and
Other Assets—(0.8)%		(570,014)

Net Assets—100.0%		$70,753,959

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2007 (unaudited)
Description	Shares	Value
Lazard Retirement International Equity Portfolio
Common Stocks—95.8%
Argentina—0.8%
Tenaris SA ADR	56,900	$2,994,078

Belgium—1.7%
InBev NV	69,100	6,246,075

Finland—2.5%
Nokia Oyj	241,700	9,163,935

France—10.7%
Axa	73,323	3,272,189
BNP Paribas	39,100	4,267,207
Gaz de France	143,400	7,431,436
Lafarge SA	21,769	3,363,670
Sanofi-Aventis	109,580	9,253,728
Total SA	141,972	11,512,646
Total France		39,100,876

Germany—12.9%
Adidas AG	60,200	3,938,216
Allianz SE	22,900	5,336,139
Continental AG	42,000	5,792,642
DaimlerChrysler AG	112,300	11,281,729
Deutsche Post AG	221,300	6,420,322
E.ON AG	34,400	6,343,219
Siemens AG	57,538	7,889,821
Total Germany		47,002,088

Greece—1.0%
National Bank of Greece SA	55,166	3,506,907

Ireland—1.8%
Bank of Ireland	147,258	2,722,497
CRH PLC	93,647	3,709,064
Total Ireland		6,431,561

Italy—3.4%
Eni SpA	167,675	6,197,547
UniCredito Italiano SpA	702,972	5,998,387
Total Italy		12,195,934

Japan—15.5%
Canon, Inc.	58,200	3,172,751
Daito Trust Construction Co., Ltd.	121,600	5,857,184
East Japan Railway Co.	507	3,993,757
Hoya Corp.	103,300	3,520,723
Japan Tobacco, Inc.	970	5,321,654
JSR Corp.	128,000	3,132,809
Nidec Corp.	58,000	4,049,385
Nomura Holdings, Inc.	198,600	3,325,684
Sumitomo Mitsui Financial Group, Inc.	640	4,980,220
Takeda Pharmaceutical Co., Ltd.	47,800	3,358,032
The Sumitomo Trust and Banking Co., Ltd.	472,300	3,568,480
THK Co., Ltd.	133,000	2,804,199
Tokyo Gas Co., Ltd.	1,179,000	5,484,198
Yamada Denki Co., Ltd.	38,600	3,815,868
Total Japan		56,384,944

Netherlands—2.7%
Heineken NV	60,000	3,926,839
TNT NV	141,300	5,907,921
Total Netherlands		9,834,760

New Zealand—0.8%
Telecom Corp. of New Zealand,
Ltd.	890,933	3,009,154

Singapore—2.2%
Singapore Telecommunications, Ltd.	2,921,200	7,910,825

South Korea—0.8%
Kookmin Bank Sponsored ADR	35,000	2,869,650

Spain—1.8%
Banco Bilbao Vizcaya Argentaria SA	283,404	6,626,024

Sweden—1.5%
Telefonaktiebolaget LM Ericsson, B Shares	1,384,300	5,520,894

Switzerland—8.3%
Credit Suisse Group	85,074	5,629,361
Nestle SA	23,044	10,316,737
Novartis AG	202,300	11,126,327
Zurich Financial Services AG	10,600	3,169,021
Total Switzerland		30,241,446

Turkey—1.7%
Turkcell Iletisim Hizmetleri AS ADR	296,936	6,318,798

United Kingdom—25.7%
BAE Systems PLC	783,200	7,874,540
BP PLC	689,718	7,974,488
British American Tobacco PLC	156,600	5,589,735
Diageo PLC	302,706	6,623,548
GlaxoSmithKline PLC	331,800	8,767,620
HSBC Holdings PLC	172,600	3,180,642
Imperial Tobacco Group PLC	112,480	5,135,498
ITV PLC	1,111,100	2,322,554
Lloyds TSB Group PLC	417,000	4,608,941
National Grid PLC	217,123	3,468,065
Old Mutual PLC	1,350,857	4,411,723
Prudential PLC	328,800	5,034,150
Reckitt Benckiser PLC	89,700	5,248,585
Tesco PLC	597,000	5,342,585
Unilever PLC	162,400	5,111,871
Vodafone Group PLC	3,551,166	12,769,710
Total United Kingdom		93,464,255
Total Common Stocks
(Identified cost $290,206,605)		348,822,204

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2007 (unaudited)
	Principal
	Amount
Description	(000)	Value
Lazard Retirement International Equity Portfolio (concluded)
Repurchase Agreement—4.1%
State Street Bank and Trust Co.,
3.45%, 10/01/07
(Dated 09/28/07, collateralized by
$14,685,000 United States
Treasury Note, 4.875%, 06/30/12,
with a value of $15,235,688)
Proceeds of $14,938,294
(Identified cost $14,934,000)	$ 14,934	$14,934,000

Total Investments—99.9%
(Identified cost $305,140,605) (b)		$363,756,204

Cash and Other Assets in Excess
of Liabilities—0.1%		247,076

Net Assets—100.0%		$364,003,280

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2007 (unaudited)
Description	Shares	Value
Lazard Retirement Emerging Markets Portfolio

Common Stocks—85.1%

Argentina—2.0%
Tenaris SA ADR	129,000	$6,787,980

Bahrain—0.5%
Investcorp Bank BSC GDR	28,004	763,109
Investcorp Bank BSC GDR (a), (c)	35,584	969,664
Total Bahrain		1,732,773

Brazil—7.1%
Brasil Telecom Participacoes SA ADR	37,100	2,768,402
Empresa Brasileira de
Aeronautica SA ADR	119,400	5,244,048
JHSF Participacoes SA	375,700	1,994,885
Petroleo Brasileiro SA ADR	75,400	5,692,700
Redecard SA	231,157	4,296,505
Souza Cruz SA	172,711	4,467,959
Total Brazil		24,464,499

Egypt—4.2%
Eastern Tobacco	45,805	3,279,105
Orascom Construction Industries	87,896	7,370,365
Orascom Telecom Holding SAE	293,200	3,830,622
Total Egypt		14,480,092

Hungary—0.6%
Richter Gedeon Nyrt.	10,785	2,295,738

India—11.2%
Grasim Industries, Ltd.	49,623	4,377,310
Hero Honda Motors, Ltd.	184,806	3,437,097
Hindustan Unilever, Ltd.	1,017,519	5,630,540
Oil and Natural Gas Corp., Ltd.	278,300	6,781,587
Punjab National Bank, Ltd.	213,400	2,913,347
Satyam Computer Services, Ltd.	504,539	5,658,535
State Bank of India	198,563	9,752,123
Total India		38,550,539

Indonesia—3.8%
PT Astra International Tbk	2,249,000	4,734,090
PT Bank Mandiri Tbk	6,587,000	2,539,002
PT Telekomunikasi Indonesia Tbk
Sponsored ADR	60,600	2,958,492
PT United Tractors Tbk	3,119,900	2,797,505
Total Indonesia		13,029,089

Israel—2.8%
Bank Hapoalim BM	1,202,575	6,136,350
Israel Chemicals, Ltd.	391,502	3,588,078
Total Israel		9,724,428
Malaysia—0.4%
British American Tobacco
Malaysia Berhad	76,200	922,450
PLUS Expressways Berhad	371,100	346,324
Total Malaysia		1,268,774

Mexico—5.1%
Cemex SAB de CV Sponsored ADR (a)	181,840	5,440,653
Desarrolladora Homex SA de CV ADR (a)	102,190	5,671,545
Fomento Economico Mexicano SAB de CV Sponsored ADR	53,200	1,989,680
Grupo Televisa SA Sponsored ADR	118,900	2,873,813
Kimberly-Clark de Mexico SAB de CV, Series A	392,100	1,767,465
Total Mexico		17,743,156

Philippines—2.6%
Philippine Long Distance
Telephone Co. Sponsored ADR	139,800	8,994,732

Russia—3.0%
Evraz Group SA GDR	49,700	3,146,010
Mobile TeleSystems Sponsored ADR	104,700	7,256,757
Total Russia		10,402,767

South Africa—11.5%
Aquarius Platinum, Ltd.	218,774	7,666,365
Imperial Holdings, Ltd.	360,618	6,745,166
Kumba Iron Ore, Ltd.	202,975	6,651,299
Murray & Roberts Holdings, Ltd.	181,671	2,367,050
Naspers, Ltd., N Shares	159,015	4,404,255
Nedbank Group, Ltd.	46,000	833,793
Pretoria Portland Cement Co., Ltd.	410,700	2,846,480
Sanlam, Ltd.	656,450	2,119,715
Steinhoff International Holdings, Ltd. (a)	886,653	2,506,939
Truworths International, Ltd.	763,862	3,501,023
Total South Africa		39,642,085

South Korea—14.4%
Amorepacific Corp.	2,900	2,164,345
GS Engineering & Construction Corp.	13,797	2,397,119
Hite Brewery Co., Ltd.	33,942	4,747,392
Kangwon Land, Inc.	96,490	2,846,779
Kookmin Bank	152,402	12,689,758
Samsung Electronics Co., Ltd.
GDR (c)	30,226	9,483,408
Shinhan Financial Group Co., Ltd.	142,360	9,302,440
SK Telecom Co., Ltd.	5,876	1,348,369
SK Telecom Co., Ltd. ADR	30,100	893,970
Woongjin Coway Co., Ltd.	111,564	3,663,332
Total South Korea		49,536,912

Sweden—2.5%
Oriflame Cosmetics SA SDR	142,700	8,625,022

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2007 (unaudited)
Description	Shares	Value
Lazard Retirement Emerging Markets Portfolio (concluded)
Taiwan—7.2%
Advantech Co., Ltd.	765,801	$2,269,127
Chinatrust Financial Holding Co., Ltd.	6,229,493	4,571,667
Fubon Financial Holding Co., Ltd.	4,247,000	3,624,298
Hon Hai Precision Industry Co., Ltd.	894,807	6,744,983
Novatek Microelectronics Corp., Ltd.	651,258	2,833,726
Taiwan Semiconductor
Manufacturing Co., Ltd.	2,424,540	4,725,011
Total Taiwan		24,768,812

Thailand—0.9%
Kasikornbank PCL	1,267,300	3,050,394

Turkey—5.3%
Ford Otomotiv Sanayi AS	208,100	2,199,026
Turkcell Iletisim Hizmetleri AS	939,601	7,912,103
Turkcell Iletisim Hizmetleri AS ADR	209,878	4,466,204
Turkiye Is Bankasi, C Shares	591,986	3,567,652
Total Turkey		18,144,985
Total Common Stocks
(Identified cost $236,947,336)		293,242,777

Preferred Stocks—9.2%
Brazil—9.2%
AES Tiete SA	81,069,689	2,811,003
Bradespar SA	9,031	513,883
Companhia Energetica de Minas Gerais	159,200	3,374,348
Companhia Vale do Rio Doce, A Shares	558,500	15,844,402
Iochpe Maxion SA	147,200	2,468,000
Klabin SA	986,600	3,753,370
Tam SA Sponsored ADR	110,300	3,022,220
Total Brazil		31,787,226
Total Preferred Stocks
(Identified cost $20,413,834)		31,787,226
	Principal
	Amount
	(000)
Repurchase Agreement—5.1%
State Street Bank and Trust Co.,
3.45%, 10/01/07
(Dated 09/28/07, collateralized by
$17,190,000 United States
Treasury Note, 4.875%, 06/30/12,
with a value of $17,834,625)
Proceeds of $17,486,026
(Identified cost $17,481,000)	$ 17,481	17,481,000

Total Investments—99.4%
(Identified cost $274,842,170) (b)		$342,511,003

Cash and Other Assets in Excess
of Liabilities—0.6%		1,969,054

Net Assets—100.0%		$344,480,057

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2007 (unaudited)

(a)	Non-income producing security.

(b)	For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation are as follows:

		Aggregate	Aggregate
		Gross	Gross	Net
	Aggregate	Unrealized	Unrealized	Unrealized
Portfolio	Cost	Appreciation	Depreciation	Appreciation
Retirement U.S. Strategic Equity	$5,758,681	$411,591	$289,317	$122,274
Retirement Small Cap	69,964,032	7,045,681	5,685,740	1,359,941
Retirement International Equity	305,140,605	64,689,863	6,074,264	58,615,599
Retirement Emerging Markets	274,842,170	69,985,310	2,316,477	67,668,833

(c)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2007, these securities amounted to 3.0% of net assets of Lazard Retirement Emerging Markets Portfolio and are considered to be liquid.

Security Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
SDR — Swedish Depositary Receipt

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2007 (unaudited)

Portfolio holdings by industry (as percentage of net assets), for those Portfolios previously presented by country:

	Lazard	Lazard
	Retirement	Retirement
	International	Emerging
	Equity	Markets
	Portfolio	Portfolio
Industry
Agriculture	–%	1.0%
Alcohol & Tobacco	9.0	3.9
Automotive	4.7	3.0
Banking	11.9	13.3
Building & Construction	3.6	8.8
Cable Television	–	1.3
Chemicals	0.9	–
Consumer Products	1.4	6.6
Drugs	9.0	0.7
Electric	2.7	1.8
Energy Exploration & Production	–	2.0
Energy Integrated	7.1	1.7
Energy Services	0.8	2.0
Financial Services	3.4	6.1
Food & Beverages	4.2	0.6
Forest & Paper Products	–	1.6
Gas Utilities	3.5	–
Insurance	4.6	–
Leisure & Entertainment	0.6	1.7
Manufacturing	5.1	3.1
Metals & Mining	–	9.8
Real Estate	–	0.6
Retail	3.6	1.0
Semiconductors & Components	1.8	5.6
Technology	1.1	1.6
Technology Hardware	4.0	2.0
Telecommunications	8.3	11.7
Transportation	4.5	2.8
Subtotal	95.8	94.3
Repurchase Agreements	4.1	5.1
Total Investments	99.9%	99.4%

Lazard Retirement Series, Inc.
Portfolios of Investments (concluded)
September 30, 2007 (unaudited)

Valuation of Investments—Market values for securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. exchanges or markets are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. The Fund values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last reported sales price except as described below; securities listed on foreign exchanges that are not traded on the valuation date are valued at the last quoted bid price.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors. The Valuation Committee of Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”) and a wholly-owned subsidiary of Lazard Frères & Co. LLC, may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered. Fair valuing of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board of Directors, or its designee, instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.LazardNet.com as well as on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.	Controls and Procedures.

(a)           The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	November 28, 2007

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	November 28, 2007